Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 649,532	$ 456,020
Accounts receivable, net	1,389,942	1,606,105
Inventories, net	107,615	195,034
Prepayments and other current assets, net	164,309	129,225
Deferred offering costs	457,633
Total current assets	2,769,031	2,386,384
Non-current assets:
Property and equipment, net	6,536	10,898
Right-of-use assets, net	180,865	8,758
Deferred tax assets	185,639	210,981
Long-term deposit	22,921
Total non-current assets	395,961	230,637
TOTAL ASSETS	3,164,992	2,617,021
Current liabilities:
Accounts payable	3,080	3,072
Deferred revenue	417,333	722,288
Income tax payable		157,808
Dividend payable		640,344
Accrued expense and other current liabilities	319,523	154,608
Operating lease liability, current	75,304
Total current liabilities	1,724,824	1,993,796
Non-current liabilities:
Operating lease liability, non-current	98,823
Total non-current liabilities	98,823
TOTAL LIABILITIES	1,823,647	1,993,796
Commitments and contingencies
Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 12,500,000 shares issued and outstanding as of June 30, 2024 and June 30, 2025, respectively	1,250	1,250	[1]
Receivable from shareholders		(1,250)
Additional paid-in capital	191,151	191,151
Retained earnings	1,154,901	428,967
Accumulated other comprehensive income	(5,957)	3,107
TOTAL SHAREHOLDERS’ EQUITY	1,341,345	623,225	[2]
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	3,164,992	2,617,021
Related Party
Current liabilities:
Amounts due to a related party	$ 909,584	$ 315,676

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on September 20, 2024.
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on September 20, 2024. (Note 1)